Interest and finance costs, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest And Debt Expense [Abstract]
Interest expense on bank debt (Note 7)	$ 4,902	$ 3,541	$ 3,282
Interest expense and other fees on related party debt (Note 4)	1,692	2,945	3,247
Amortization of deferred financing costs (Note 7)	427	268	196
Commitment fees and other (Note 7)	73	412	21
Total	$ 7,094	$ 7,166	$ 6,746